Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financial Effect of Modifications of Financing Receivable (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Interest rate reduction | Consumer borrowers | Real estate loans | Maximum [Member]
Financing Receivable, Modifications [Line Items]
Interest rate reduction	5.30%
Interest rate reduction | Consumer borrowers | Real estate loans | Minimum [Member]
Financing Receivable, Modifications [Line Items]
Interest rate reduction	0.00%
Interest rate reduction | Consumer borrowers | Card loans | Maximum [Member]
Financing Receivable, Modifications [Line Items]
Interest rate reduction	12.70%
Interest rate reduction | Consumer borrowers | Card loans | Minimum [Member]
Financing Receivable, Modifications [Line Items]
Interest rate reduction	0.70%
Interest rate reduction | Consumer borrowers | Other | Maximum [Member]
Financing Receivable, Modifications [Line Items]
Interest rate reduction	14.60%
Interest rate reduction | Consumer borrowers | Other | Minimum [Member]
Financing Receivable, Modifications [Line Items]
Interest rate reduction	5.30%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Maximum [Member]
Financing Receivable, Modifications [Line Items]
Interest rate reduction	8.80%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Minimum [Member]
Financing Receivable, Modifications [Line Items]
Interest rate reduction	6.40%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Term extension	1 year
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Term extension	10 months 24 days
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Term extension	4 years 10 months 24 days
Term extension | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Term extension	1 year
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	6 months
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	1 year
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Term extension	3 years 1 month 6 days
Term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Term extension	7 months 6 days
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 8
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness	185
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Principal forgiveness	785
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness	1,487
Principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Principal forgiveness	624
Principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 0